STOCK OPTIONS AND WARRANTS (Detail Textuals) (2003 Stock Option Plan, Stock Options)	Dec. 30, 2009
2003 Stock Option Plan | Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized to issue	2,500,000